Short-Term Debt	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT

A summary of the Company's short-term borrowings are as follows (dollars in thousands):

	2015	2014	2013

Balance at end of year:
Securities sold under agreements to repurchase	$141,869	$134,931	$137,798
Federal Home Loan Bank advances	13,000	—	—

Avg. outstanding during the year:
Securities sold under agreements to repurchase	$143,847	$133,769	$127,616
Federal Home Loan Bank advances	1,352	—	63

Max. outstanding at any month end:
Securities sold under agreements to repurchase	$166,507	$151,637	$150,943
Federal Home Loan Bank advances	13,000	—	—

Weighted-average interest rate:
During the year:
Securities sold under agreements to repurchase	0.22%	0.26%	0.25%
Federal Home Loan Bank advances	0.53%	—	0.31%
End of the year:
Securities sold under agreements to repurchase	0.20%	0.26%	0.25%
Federal Home Loan Bank advances	0.51%	—	0.31%

Through City National, the Company has purchased 47,277 shares of Federal Home Loan Bank (“FHLB”) stock at par value as of December 31, 2015. Such purchases are required based on City National’s maximum borrowing capacity with the FHLB.  Additionally, FHLB stock entitles the Company to dividends declared by the FHLB and provides an additional source of short-term and long-term funding, in the form of collateralized advances. Financing obtained from the FHLB is based, in part, on the amount of qualifying collateral available, specifically 1-4 family residential mortgages, other residential mortgages, and commercial real estate and other non-residential mortgage loans. Collateral pledged to the FHLB included approximately $1.7 billion at both December 31, 2015 and 2014 in investment securities and one-to-four-family residential property loans.  In addition to the short-term financing discussed above and long-term financing (see Note Twelve), at December 31, 2015 and 2014, City National had an additional $1.6 billion and $1.5 billion, respectively, available from unused portions of lines of credit with the FHLB and other financial institutions.